Material Related Party Transactions	12 Months Ended
Dec. 31, 2025
Material Related Party Transactions [Abstract]
Material related party transactions
28	Material related party transactions
The Group did not have any related party transactions for the years ended December 31, 2023, 2024 and 2025.